EARNINGS PER SHARE (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Basic profit (loss) per share	$ (0.17)	$ (0.33)	$ (0.87)
Diluted profit (loss) per share	$ (0.16)	$ (0.33)	$ (0.87)